Note 11 - Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of unconsolidated structured entities [abstract]
Summary of Investments in Unconsolidated Entities

The table below shows a summary of Opera’s investments in unconsolidated entities (in thousands except for percentages):

	Ownership Interest				Carrying Amount as of December 31,
Investee	2024	2025	Classification	Measurement Method	2024	2025
OPay	9.4%	9.5%	Financial asset	FVTPL (1)	$258,300	$294,600
MiniPay Fund	26.0%	27.4%	Associate	Equity method	$1,248	$4,016
nHorizon Innovation	29.1%	29.1%	Associate	Equity method	$—	$—

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(1)
FVTPL – Fair value through profit or loss.

The table below provides a reconciliation of the carrying amount of Opera’s investment in OPay (in thousands):

	Year Ended December 31,
	2024	2025
Carrying amount as of January 1	$253,300	$258,300
Fair value gain on investment	5,000	36,300
Carrying amount as of December 31	$258,300	$294,600

The table below shows a reconciliation of the carrying amount of Opera’s net investment in the MiniPay Fund (in thousands):

	Year Ended December 31,
	2024	2025
Carrying amount as of January 1	$—	$1,248
Investment	1,250	2,500
Share of net income (loss)	(2)	268
Carrying amount as of December 31	$1,248	$4,016

Summary of Equity Value, Period of Time until Potential Liquidity Events and Probabilities	The table below shows the estimates for equity values (in millions), period of time until potential liquidity events and probabilities of the respective outcomes:

	Equity Value (in millions)		Time Horizon (in years)		Probability
Scenarios	2024	2025	2024	2025	2024	2025
Initial public offering	$3,000 – $6,000	$3,000 – $6,000	1 – 2	1 – 1.5	80%	85%
Sale transaction	$3,000 – $5,500	$3,000 – $5,500	1 – 2	0.75 – 1.25	10%	10%
Dissolution	$236	$223	3	2	5%	2.5%
Redemption	$1,000	$1,000	3	2	5%	2.5%

Summary of Individual Sensitivities of Key Unobservable Inputs to the Fair Value Measurement

The table below shows the individual sensitivities of key unobservable inputs to the fair value measurement (in thousands):

		As of December 31, 2024		As of December 31, 2025
Significant unobservable inputs	Change in Assumption (1)	Decrease in Assumption	Increase in Assumption	Decrease in Assumption	Increase in Assumption
Weighted average equity value	10%	$(25,495)	$25,495	$(29,238)	$29,238
Time to exit	6 months	$23,110	$(21,417)	$25,945	$(23,968)
Relative change in probability of sale (2)	100%	$826	$(826)	$43	$(43)
Discount for lack of marketability	5 pp	$14,350	$(14,350)	$16,365	$(16,365)
Discount rate	2 pp	$6,965	$(6,657)	$6,465	$(6,217)

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(1)
pp – percentage points.
(2)
Represents a relative change in the probabilities of sale scenarios, offset by an equal change in the probabilities of initial public offering scenarios.

Summary of Financial Position Data

The following table presents summarized financial position data for the MiniPay Fund (in thousands):

	As of December 31,
	2024	2025
Accounts receivable	$20	$62
Cash and cash equivalents	1,343	27
Investments	3,435	14,596
Accrued expenses	(1)	(15)
Net assets	$4,797	$14,669
Opera’s share of net assets	$1,248	$4,016

Disclosure of Income Data

The following table presents summarized income data of the MiniPay Fund (in thousands):

	Year Ended December 31,
	2023	2024	2025
Dividends	$—	$—	$6
Interest income	—	20	42
Unrealized gains	—	—	1,153
Management fee	—	(17)	(177)
Other expenses	—	—	(1)
Net income (loss)	$—	$3	$1,023
Opera’s share of net income (loss) (1)	$—	$(2)	$268

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(1)
As certain other investors in the MiniPay Fund contribute in-kind services instead of paying the asset management fee in cash, Opera’s share of the fund’s net income (loss) deviates from Opera’s ownership interest.